UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS CORE BOND FUND

FORM N-Q

OCTOBER 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited)	October 31, 2006

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 48.5%
Aerospace & Defense — 0.3%
$430,000	A	Boeing Co., Notes, 6.125% due 2/15/33	$471,212

Automobiles — 0.7%
1,150,000	BBB	DaimlerChrysler NA Holding Corp., Notes, 8.500% due 1/18/31	1,385,821

Capital Markets — 2.6%
1,880,000	A+	Goldman Sachs Group Inc., Subordinated Notes, 6.450% due 5/1/36	1,982,859
450,000	BBB+	Jefferies Group Inc., Senior Notes, 6.250% due 1/15/36	438,467
1,030,000	A1(a)	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (b)	1,030,685
690,000	A+	Merrill Lynch & Co. Inc., Subordinated Notes, 6.220% due 9/15/26	714,542
660,000	A+	Morgan Stanley Group Inc., 7.250% due 4/1/32	774,071

		Total Capital Markets	4,940,624

Commercial Banks — 6.5%
850,000	A	Abbey National Capital Trust I, Trust Preferred Securities, Perpetual Bonds,
		8.963% due 6/30/30 (c)	1,132,163
1,290,000	A	BAC Capital Trust XI, Notes, 6.625% due 5/23/36	1,394,295
1,290,000	A	Bank One Corp., Subordinated Debentures, 8.000% due 4/29/27	1,608,749
820,000	A+	Barclays Bank PLC, Bonds, 6.278% due 12/31/34	798,803
520,000	A-	BB&T Capital Trust II, 6.750% due 6/7/36	568,669
		Glitnir Banki HF:
350,000	BBB	Bonds, 7.451% due 9/14/16 (b)	374,722
300,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (b)(c)	309,919
1,170,000	AA-	HSBC Bank USA, Subordinated Notes, 5.625% due 8/15/35	1,142,191
530,000	AAA	International Bank for Reconstruction & Development, Notes, 4.750% due
		2/15/35	503,480
700,000	A2(a)	Landsbanki Islands HF, 6.100% due 8/25/11 (b)	714,722
650,000	A-	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/42 (c)	656,351
1,710,000	A	Wachovia Corp., Subordinated Debentures, 5.500% due 8/1/35	1,641,942
1,640,000	AA	Wells Fargo Bank NA, Subordinated Notes, 5.950% due 8/26/36	1,695,581

		Total Commercial Banks	12,541,587

Commercial Services & Supplies — 0.2%
320,000	BBB	Waste Management Inc., 7.375% due 5/15/29	367,664

Consumer Finance — 4.3%
3,830,000	B	Ford Motor Credit Co., Notes, 7.375% due 10/28/09 (d)	3,730,458
4,460,000	BB	General Motors Acceptance Corp., Notes, 7.750% due 1/19/10 (d)	4,622,179

		Total Consumer Finance	8,352,637

Diversified Financial Services — 3.8%
600,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (b)	585,226
3,660,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 5.450% due
		1/15/13 (d)	3,719,760
740,000	A-	JPMorgan Chase Capital XVIII, Bonds, Series R, 6.950% due 8/17/36	803,692
590,000	AAA	McGuire Air Force Base/Fort Dix Privatized Military Housing Project, Bonds,
		5.611% due 9/15/51 (b)	595,322
940,000	BBB-	Residential Capital Corp., Notes, 6.000% due 2/22/11	943,606
630,000	A	Verizon Global Funding Corp., Notes, 7.750% due 12/1/30	738,450

		Total Diversified Financial Services	7,386,056

Diversified Telecommunication Services — 3.8%
940,000	A	AT&T Corp., Senior Notes, 8.000% due 11/15/31	1,181,246
770,000	A	BellSouth Corp., Notes, 6.875% due 10/15/31	826,812
580,000	BBB+	British Telecommunications PLC, Bonds, 8.875% due 12/15/30	788,076
1,290,000	A-	Deutsche Telekom International Finance BV, Bonds, 8.250% due 6/15/30	1,607,090
480,000	A-	France Telecom SA, Notes, 8.500% due 3/1/31	639,669

See Notes to Schedule of Investments. 1

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited) (continued)	October 31, 2006

Face Amount	Rating‡	Security	Value
Diversified Telecommunication Services — 3.8% (continued)
$1,000,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.375% due 10/1/30	$1,165,555
1,320,000	BBB+	Telecom Italia Capital SpA, Senior Notes, 6.000% due 9/30/34	1,212,447

		Total Diversified Telecommunication Services	7,420,895

Electric Utilities — 3.2%
1,140,000	BBB+	Detroit Edison Co., Bonds, 5.700% due 10/1/37	1,108,480
1,440,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	1,373,080
1,630,000	BBB-	FirstEnergy Corp., Notes, Series C, 7.375% due 11/15/31	1,912,530
1,790,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	1,834,654

		Total Electric Utilities	6,228,744

Food & Staples Retailing — 1.9%
3,870,000	AA	Wal-Mart Stores Inc., Notes, 4.125% due 2/15/11 (d)	3,737,840

Independent Power Producers & Energy Traders — 1.1%
2,270,000	BB+	TXU Corp., Senior Notes, Series R, 6.550% due 11/15/34	2,177,924

Industrial Conglomerates — 0.5%
820,000	BBB+	Tyco International Group SA, Notes, 6.875% due 1/15/29	923,082

Insurance — 1.0%
700,000	AA	American International Group Inc., Senior Notes, 6.250% due 5/1/36	751,519
920,000	BBB	Liberty Mutual Group., 6.500% due 3/15/35 (b)	911,086
350,000	BBB-	Willis North America Inc., 5.125% due 7/15/10	340,448

		Total Insurance	2,003,053

Media — 4.1%
2,330,000	BBB+	AOL Time Warner Inc., Debentures, 7.700% due 5/1/32 (d)	2,661,552
410,000	BBB	BSKYB Finance UK PLC, 6.500% due 10/15/35 (b)	410,780
830,000	BBB-	Clear Channel Communications Inc., Debentures, 7.250% due 10/15/27	708,162
2,340,000	BBB+	Comcast Corp., Notes, 6.450% due 3/15/37 (d)	2,379,036
1,180,000	BBB	News America Inc., 6.200% due 12/15/34	1,156,073
590,000	BBB	Viacom Inc., Senior Notes, 6.875% due 4/30/36	595,972

		Total Media	7,911,575

Metals & Mining — 0.4%
650,000	BBB	Vale Overseas Ltd., Notes, 8.250% due 1/17/34	754,325

Multi-Utilities — 1.2%
870,000	BBB	Dominion Resources Inc., Senior Notes, Series E, 6.750% due 12/15/32	949,965
1,300,000	BBB+	MidAmerican Energy Holdings Co., Bonds, 6.125% due 4/1/36	1,341,452

		Total Multi-Utilities	2,291,417

Multiline Retail — 0.4%
800,000	BBB	May Department Stores Co., Debentures, 6.700% due 7/15/34	807,463

Oil, Gas & Consumable Fuels — 8.2%
1,220,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	1,387,776
2,480,000	A-	Conoco Funding Co., 6.350% due 10/15/11 (d)	2,612,365
1,000,000	A-	ConocoPhillips, 4.750% due 10/15/12	982,413
640,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	741,029
910,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	1,137,912
1,880,000	B	El Paso Corp., Medium-Term Notes, 7.800% due 8/1/31	1,969,300
1,910,000	BBB-	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	2,330,935
740,000	BBB+	Kinder Morgan Energy Partners LP, Senior Notes, 5.800% due 3/15/35	682,629
190,000	BBB	Pemex Project Funding Master Trust, Notes, 6.625% due 6/15/35 (b)	191,947
690,000	BBB	Texas Eastern Transmission, LP, Senior Notes, 7.000% due 7/15/32	780,238
1,630,000	BB-	Williams Cos. Inc., Notes, 8.750% due 3/15/32	1,817,450

See Notes to Schedule of Investments. 2

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited) (continued)	October 31, 2006

Face Amount	Rating‡	Security	Value
Oil, Gas & Consumable Fuels — 8.2% (continued)
$1,110,000	BBB	XTO Energy Inc., Senior Notes, 6.100% due 4/1/36	$1,113,709

		Total Oil, Gas & Consumable Fuels	15,747,703

Paper & Forest Products — 1.2%
2,200,000	BBB	Weyerhaeuser Co., Debentures, 7.375% due 3/15/32	2,318,206

Road & Rail — 0.2%
460,000	BBB+	Norfolk Southern Corp., Senior Notes, 5.590% due 5/17/25	454,500

Tobacco — 0.6%
935,000	BBB	Altria Group Inc., Debentures, 7.750% due 1/15/27	1,150,290

Wireless Telecommunication Services — 2.3%
620,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	814,788
2,520,000	BBB+	Sprint Capital Corp., Notes, 8.750% due 3/15/32 (d)	3,122,310
410,000	A-	Vodafone Group PLC, Notes, 7.875% due 2/15/30	490,818

		Total Wireless Telecommunication Services	4,427,916

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $89,344,420)	93,800,534

ASSET-BACKED SECURITIES(c) — 2.4%
Home Equity — 2.4%
1,300,000	AAA	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.530% due
		11/25/36	1,301,400
		Morgan Stanley ABS Capital I:
990,846	AAA	Series 2005-WMC2, Class A1MZ, 5.570% due 2/25/35	991,920
1,162,720	AAA	Series 2005-WMC3, Class A1MZ, 5.580% due 3/25/35	1,163,773
1,154,663	AAA	Series 2005-WMC4, Class A1MZ, 5.580% due 4/25/35	1,156,503

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $4,613,088)	4,613,596

COLLATERALIZED MORTGAGE OBLIGATION — 0.8%
1,466,719	AAA	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 4A1, 5.514%
		due 8/25/46 (c)
		(Cost — $1,466,318)	1,467,619

MORTGAGE-BACKED SECURITIES(e)(f) — 4.4%
FNMA — 4.4%
		Federal National Mortgage Association (FNMA):
7,700,000		5.000% due 11/13/36	7,435,312
1,000,000		6.000% due 12/12/36	1,005,625

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $8,235,953)	8,440,937

MUNICIPAL BONDS — 1.1%
Illinois — 1.0%
2,100,000	AA	Illinois State GO, 5.100% due 6/1/33	2,028,369

Oregon — 0.1%
100,000	AA-	Oregon State, GO, Taxable Pension, 5.892% due 6/1/27	105,579

		TOTAL MUNICIPAL BONDS
		(Cost — $1,992,281)	2,133,948

See Notes to Schedule of Investments. 3

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited) (continued)	October 31, 2006

Face Amount	Rating‡	Security	Value
SOVEREIGN BONDS — 1.2%
Mexico — 0.7%
$1,250,000	BBB	United Mexican States, Medium-Term Notes, Series A, 7.500% due 4/8/33	$1,472,500

Russia — 0.5%
840,000	BBB+	Russian Federation, 5.000% due 3/31/30 (c)	942,113

		TOTAL SOVEREIGN BONDS
		(Cost — $2,303,548)	2,414,613

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 30.0%
U.S. Government Agencies — 5.5%
12,170,000	Federal National Mortgage Association (FNMA), Subordinated Debentures,
	Zero coupon bond to yield 5.841% due 10/9/19 (d)	6,043,379
	FICO Strip:
2,000,000	Debentures, Series 15P, zero coupon bond to yield 5.280% due 3/7/19	1,076,236
910,000	Notes, Series D-P, zero coupon bond to yield 5.290% due 9/26/19	475,349
	Resolution Funding Corp. Strip Principal (STRIPS), Bonds:
1,730,000	Zero coupon bond to yield 5.564% due 10/15/19	918,178
4,300,000	Zero coupon bond to yield 5.529% due 10/15/20	2,160,471

	Total U.S. Government Agencies	10,673,613

U.S. Government Obligations — 24.5%
	U.S. Treasury Bonds:
3,610,000	8.750% due 5/15/17 (d)	4,828,942
4,380,000	8.125% due 8/15/19 (d)	5,787,763
4,620,000	6.875% due 8/15/25 (d)	5,787,996
11,480,000	4.500% due 2/15/36 (d)	11,083,584
	U.S. Treasury Notes:
550,000	4.500% due 9/30/11	548,260
170,000	4.875% due 8/15/16	173,586
	U.S. Treasury Strip Principal (STRIPS):
12,350,000	Zero coupon bond to yield 5.174% due 2/15/19 (d)	6,903,008
22,650,000	Zero coupon bond to yield 5.470% due 11/15/21 (d)	10,968,987
746,000	Zero coupon bond to yield 5.391% due 11/15/22	344,269
3,690,000	Zero coupon bond to yield 4.726% due 2/15/36	954,621

	Total U.S. Government Obligations	47,381,016

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $54,956,731)	58,054,629

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $162,912,339)	170,925,876

See Notes to Schedule of Investments. 4

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited) (continued)	October 31, 2006

Face Amount	Rating‡	Security	Value
SHORT-TERM INVESTMENTS — 15.1%
U.S. Government Agency — 0.1%
$233,000	Federal National Mortgage Association (FNMA),
	5.143% - 5.197% due 6/25/07; Discount Notes (g)(h)	$225,386

Repurchase Agreement — 15.0%
29,068,000	Nomura Securities International Inc. repurchase agreement dated 10/31/06,
	5.280% due 11/1/06; Proceeds at maturity - $29,072,263; (Fully
	collateralized by various U.S. government agency obligations, 4.875% to
	6.250% due 3/15/07 to 3/5/12; Market value - $29,649,911)	29,068,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $29,293,362)	29,293,386

	TOTAL INVESTMENTS — 103.5% (Cost — $192,205,701#)	200,219,262
	Liabilities in Excess of Other Assets — (3.5)%	(6,836,616)

	TOTAL NET ASSETS — 100.0%	$193,382,646

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.
(d)	All or a portion of this security is segregated for open futures contracts and mortgage dollar rolls.
(e)	This security is traded on a to-be-announced ("TBA") basis (See Note 1).
(f)	All or a portion of this security is acquired under mortgage dollar roll agreement.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.
See page 6 for definitions of ratings.

Abbreviations used in this schedule:
GO - General Obligation
STRIPS - Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments. 5

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s or Fitch Ratings Service.
6

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Core Bond Fund (formerly known as Legg Mason Partners Total Return Bond Fund) (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Income Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, exchange rates or securities markets, also, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into

7

Notes to Schedule of Investments (unaudited) (continued)

interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation					$8,160,782
Gross unrealized depreciation					(147,221)

Net unrealized appreciation					$8,013,561

At October 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)

Contracts to Buy:
U.S. Treasury Bonds	46	12/06	$5,097,513	$5,182,187	$84,674
U.S. Treasury 5 Year Notes	526	12/06	55,179,156	55,525,875	346,719

					431,393

Contracts to Sell:
U.S. Treasury 10 Year Notes	62	12/06	$6,654,158	$6,709,563	$(55,405)

Net Unrealized Gain on Open Futures Contracts					$375,988

At October 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $8,235,953.

During the period ended October 31, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $20,497,505.

At October 31, 2006, the Fund held TBA securities with a total cost of $8,235,953.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: December 28, 2006